Segmented Information - Disclosure of Selected Financial Information by Geographical Segment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018
Revenue
Mined Ore	$ 24,820	$ 27,053	$ 21,005
Purchase Concentrate		5,742	6,802
Cost of sales:
Mined Ore	(19,150)	(22,975)	(20,672)
Purchase Concentrate		(5,891)	(7,150)
Depreciation	(3,686)	(3,893)	(4,913)
Earnings (Loss) from mining operations	1,984	36	(4,928)
Corporate costs and taxes	(5,574)	(6,513)	654
Write off Mining Interest		(4,804)	(6,713)
Disposal of Exploration and Evaluation		(82)	(1,013)
Sale of Altiplano	(39)
Loss for the year	(3,629)	(11,804)	(12,000)
Mining interest, plant and equipment	35,302	37,618	41,476
Non-Current Assets	48,113	49,493
Total assets	54,413	57,005	66,326
Altiplano [member]
Cost of sales:
Write off Mining Interest		(4,804)
San Pedrito [member]
Cost of sales:
Bad debt expense San Pedrito		(441)
Mexico [member]
Revenue
Mined Ore	24,820	27,053	21,005
Purchase Concentrate		5,742	6,802
Cost of sales:
Mined Ore	(19,150)	(22,975)	(20,672)
Purchase Concentrate		(5,891)	(7,150)
Depreciation	(3,686)	(3,893)	(4,913)
Earnings (Loss) from mining operations	1,984	36	(4,928)
Corporate costs and taxes	(3,010)	(4,132)	4,228
Write off Mining Interest		(4,804)	(6,713)
Disposal of Exploration and Evaluation			(961)
Sale of Altiplano	(39)
Loss for the year	(1,065)	(9,341)	(8,374)
Mining interest, plant and equipment	35,268	37,516	41,308
Non-Current Assets	42,697
Total assets	48,269	50,701	60,639
Mexico [member] | Bernal [member]
Revenue
Mined Ore	24,820	27,053	21,005
Purchase Concentrate		1,633	3,976
Cost of sales:
Mined Ore	(19,150)	(22,975)	(20,532)
Purchase Concentrate		(1,550)	(3,654)
Depreciation	(3,686)	(3,775)	(4,492)
Earnings (Loss) from mining operations	1,984	386	(3,697)
Corporate costs and taxes	(3,022)	(2,999)	4,343
Write off Mining Interest			(6,713)
Disposal of Exploration and Evaluation			(1,079)
Loss for the year	(1,038)	(3,054)	(7,145)
Mining interest, plant and equipment	35,268	35,470	35,302
Non-Current Assets	39,511
Total assets	44,829	44,956	48,614
Mexico [member] | Altiplano [member]
Revenue
Purchase Concentrate		4,109	2,826
Cost of sales:
Purchase Concentrate		(4,341)	(3,496)
Depreciation		(118)	(421)
Earnings (Loss) from mining operations		(350)	(1,091)
Corporate costs and taxes	(31)	(972)	294
Write off Mining Interest		(4,804)
Sale of Altiplano	(39)
Loss for the year	(70)	(6,126)	(797)
Mining interest, plant and equipment		2,046	6,005
Total assets	48	2,228	8,095
Mexico [member] | Other [member]
Cost of sales:
Mined Ore			(140)
Earnings (Loss) from mining operations			(140)
Corporate costs and taxes	43	(161)	(409)
Disposal of Exploration and Evaluation			118
Loss for the year	43	(161)	(432)
Mining interest, plant and equipment			1
Non-Current Assets	3,186
Total assets	3,392	3,517	3,930
Mexico [member] | San Pedrito [member]
Cost of sales:
Bad debt expense San Pedrito		(441)
Mexico [member] | San Pedrito [member] | Bernal [member]
Cost of sales:
Bad debt expense San Pedrito		(441)
Canada [member]
Cost of sales:
Corporate costs and taxes	(2,534)	(2,357)	(3,586)
Loss for the year	(2,534)	(2,357)	(3,586)
Mining interest, plant and equipment	34	102	168
Non-Current Assets	3,207
Total assets	3,930	4,219	3,537
United States [member]
Cost of sales:
Corporate costs and taxes	(30)	(24)	12
Disposal of Exploration and Evaluation		(82)	(52)
Loss for the year	(30)	(106)	(40)
Non-Current Assets	2,209
Total assets	$ 2,214	$ 2,085	$ 2,150